UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Menlo Park, CA     August 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $70,106 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                       COM              157210105     6441   808182 SH       SOLE                   808182        0        0
CITRIX SYS INC                 COM              177376100     9429   320609 SH       SOLE                   320609        0        0
DSP GROUP INC                  COM              23332B106      105    14932 SH       SOLE                    14932        0        0
FINISAR                        COM              31787A101      991   832859 SH       SOLE                   832859        0        0
FOUNDRY NETWORKS INC           COM              35063R100     5029   425431 SH       SOLE                   425431        0        0
KEYNOTE SYS INC                COM              493308100     4079   316674 SH       SOLE                   316674        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    22726  1286868 SH       SOLE                  1286868        0        0
PC-TEL INC                     COM              69325Q105     5262   548740 SH       SOLE                   548740        0        0
QLOGIC CORP                    COM              747277101    11576   793400 SH       SOLE                   793400        0        0
RIVERBED TECHNOLOGY INC        COM              768573107      549    40000 SH       SOLE                    40000        0        0
SOURCEFORGE INC                COM              83616W101     3290  2056250 SH       SOLE                  2056250        0        0
STARENT NETWORKS CORP          COM              85528P108      629    50000 SH       SOLE                    50000        0        0